13FCONF P 2/14/03
NON-PUBLIC

CONFIDENTIAL TREATMENT

02070025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED
RECEIVED OFFICE OF THE SECRETARY 2002 FEB 25 PM 4:23

Report for the Calendar Year or Quarter Ended: **December 31, 2001**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
FEB 04 2004
THOMSON FINANCIAL

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-371-3966**

Signature, Place, and Date of Signing:

Thomas L. Kempner	NYC NYS	2/6/02
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ________________________________
[Repeat as necessary]

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___________0__________

Form 13 F Information Table Entry Total: _________7__________

Form 13 F Information Table Value Total: ____$163,856_____
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28___________________	___________________________
[Repeat as necessary.]	

ITIAL TREATMENT REQUESTED
' INFORMATION TABLE
late: 12/31/2001
ıg Manager: M.H. Davidson & Co., L.L.C.

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
ꝛP (SED)	CS	001957109	4535	250000	SH		SOLE		250000		
CORP	CS	452528102	21041	759341	SH		SOLE		759341		
ƆWER	CS	686286105	20778	796107	SH		SOLE		796107		
ƆMATION	CS	69357H106	252	12300	SH		SOLE		12300		
Y CAPITAL GROUP	CS	81413P204	22833	900000	SH		SOLE		900000		
USA	CS	861907103	8479	201400	SH		SOLE		201400		
ITE IND	CS	969133107	85938	1648853	SH		SOLE		1648853		
			163,856								